Share Capital and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2024
Share Capital and Additional Paid-in Capital
Share Capital and Additional Paid-in Capital
14.	Share Capital and Additional Paid-in Capital

On January 24, 2022, the Company purchased 20,000 of its own shares for an aggregate consideration of $162,117 at the price of NOK 69.7 or $8.11 per share.

On January 26, 2022, the Company purchased 102,573 of its own shares for an aggregate consideration of $850,022 at the price of NOK 71.3 or $8.29 per share.

In September 2022, the Company distributed approximately $9.8 million or $0.30 per share via a dividend that was classified as a return of paid-in-capital.

In December 2022, the Company distributed approximately $9.8 million or $0.30 per share via a dividend that was classified as a return of paid-in-capital.

In March 2023, the Company distributed approximately $40.2 million or $1.25 per share via a dividend that was classified as a return of paid-in-capital.

In June 2023, the Company distributed approximately $51.5 million or $1.60 per share via a dividend that was classified as a return of paid-in-capital.

In September 2023, the Company distributed an amount of approximately $48.3 million or $1.50 per share via a dividend that was classified as a return of paid-in-capital.

In November 2023, the Company paid approximately $19.3 million or $0.60 per share via a dividend that was classified as a return of paid-in-capital.

In March 2024, the Company paid approximately $21.3 million or $0.66 per share via a dividend that was classified as a return of paid-in-capital.

In June 2024, the Company paid approximately $35.4 million or $1.10 per share via a dividend that was classified as a return of paid-in-capital.

In September 2024, the Company paid approximately $35.4 million or $1.10 per share via a dividend that was classified as a return of paid-in-capital.

In December 2024, the Company paid approximately $14.5 million or $0.45 per share via a dividend that was classified as a return of paid-in-capital.

As of December 31, 2024, the Company had 32,194,108 common shares outstanding (such amount does not include 695,892 treasury shares).

Neither the Company nor any of its subsidiaries have issued any restricted shares, share options, warrants, convertible loans or other instruments that would entitle a holder of any such instrument to subscribe for any shares in the Company or its subsidiaries. Neither the Company nor any of its subsidiaries have issued subordinated debt or transferable securities other than the shares in the Company and the shares in the Company’s subsidiaries which are held directly or indirectly by the Company.